CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenue	$ 167,486	$ 186,402	$ 203,300
Cost of revenue	(67,958)	(79,298)	(85,127)
Gross profit	99,528	107,104	118,173
Fulfillment expense	(41,920)	(43,884)	(76,783)
Sales and advertising expense	(17,288)	(21,458)	(66,859)
Technology and content expense	(37,515)	(41,528)	(52,411)
General and administrative expense	(69,926)	(74,425)	(122,211)
Other operating income	2,413	1,203	2,086
Other operating expense	(1,297)	(320)	(86)
Termination benefits	0	0	(3,706)
Operating loss	(66,005)	(73,308)	(201,797)
Finance income	7,319	6,189	15,253
Finance costs	(38,873)	(31,481)	(19,618)
Loss before Income tax from continuing operations	(97,559)	(98,600)	(206,162)
Income tax expense	(1,546)	(661)	(6,979)
Loss for the period from continuing operations	(99,105)	(99,261)	(213,141)
Loss after Income tax for the period from discontinued operations	0	(4,917)	(25,128)
Loss for the period	(99,105)	(104,178)	(238,269)
Attributable to:
Equity holders of the Company	(99,086)	(104,155)	(238,232)
from continuing operations	(99,086)	(99,238)	(213,104)
from discontinued operations	0	(4,917)	(25,128)
Non-controlling interests	(19)	(23)	(37)
from continuing operations	(19)	(23)	(37)
Loss for the period	(99,105)	(104,178)	(238,269)
Other comprehensive loss that may be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	219,671	218,516	178,932
Other comprehensive loss on net investment in foreign operations	(207,468)	(228,976)	(182,501)
Other comprehensive income / (loss) on financial assets at fair value through OCI	3,737	3,793	(5,672)
Other comprehensive loss	15,940	(6,667)	(9,241)
Total comprehensive loss for the period	(83,165)	(110,845)	(247,510)
Attributable to:
Equity holders of the Company	(83,170)	(110,803)	(247,490)
Non-controlling interests	5	(42)	(20)
Total comprehensive loss for the period	$ (83,165)	$ (110,845)	$ (247,510)
Earnings per share (EPS) attributable to Equity holders of the Company in USD:
Basic Loss for the period from continuing operations (in dollars per share)	$ (0.45)	$ (0.49)	$ (1.06)
Diluted Loss for the period from continuing operations (in dollars per share)	(0.45)	(0.49)	(1.06)
Basic Loss for the period from discontinued operations (in dollars per share)	0	(0.02)	(0.13)
Diluted Loss for the period from discontinued operations (in dollars per share)	0	(0.02)	(0.13)
Basic Loss for the period (in dollars per share)	(0.45)	(0.52)	(1.19)
Diluted Loss for the period (in dollars per share)	$ (0.45)	$ (0.52)	$ (1.19)